Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended						12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of Intangible Assets							$ 406,000	$ 237,000
Prior Period Reclassification Adjustment	150,000	140,000	135,000	150,000	115,000	40,000
Capitalized Computer Software, Net								299,000
Asset Impairment Charges							$ 357,000
Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life							2 years
Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life							5 years
Customer Contracts [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life							3 years
Patents [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life							5 years
Noncompete Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life							2 years